Annual Total Returns[BarChart] - PGIM High Yield Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.07%	14.16%	7.23%	2.84%	(2.59%)	15.30%	7.76%	(1.29%)	16.08%	5.59%